CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Short-term bank borrowings	¥ 160,000,000	$ 23,197,819	¥ 180,000,000
Notes payable	316,832,113	45,936,338	143,622,874
Accounts payable	459,466,937	66,616,444	538,930,163
Income taxes payable	1,898,065	275,194	17,601,525
Advances from customers	24,931,897	3,614,785	17,266,994
Deferred revenue - current	37,539,733	5,442,750	32,757,740
Accrued expenses and other current liabilities	192,092,943	27,850,859	198,904,558
Deferred revenue-non-current	11,429,500	1,657,122	10,693,692
Deferred income tax liabilities	1,398,279	202,731	1,992,388
Operating lease liabilities	7,569,128	1,097,420	13,921,859
Other non-current liabilities	¥ 13,441,382	$ 1,948,817	¥ 20,967,430
Ordinary shares, authorized | shares	5,000,000,000	5,000,000,000
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	4,900,000,000	4,900,000,000	4,900,000,000
Ordinary shares, issued | shares	137,719,542	137,719,542	137,138,810
Ordinary shares, outstanding | shares	137,719,542	137,719,542	137,138,810
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	50,000,000	50,000,000	50,000,000
Ordinary shares, issued | shares	16,542,020	16,542,020	16,542,020
Ordinary shares, outstanding | shares	16,542,020	16,542,020	16,542,020
VIE
Short-term bank borrowings	¥ 160,000,000		¥ 180,000,000
Notes payable	316,832,113		143,622,874
Accounts payable	459,406,790		523,296,506
Income taxes payable	1,501,992		14,718,748
Advances from customers	23,522,149		15,026,392
Deferred revenue - current	37,539,733		32,757,740
Accrued expenses and other current liabilities	175,352,229		181,985,323
Deferred revenue-non-current	11,429,500		10,693,692
Deferred income tax liabilities	1,398,279		1,992,388
Operating lease liabilities	7,569,128		13,921,859
Other non-current liabilities	¥ 13,441,382		¥ 20,967,430